CONCENTRATION OF CUSTOMERS (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customer One [Member]
Concentration Risk [Line Items]
Revenues from contract with cutomer	$ 3.5	$ 5.3
Revenues from contract with cutomer, percentage	94.00%	77.00%
Customer Two [Member]
Concentration Risk [Line Items]
Revenues from contract with cutomer	$ 0.2	$ 1.6
Revenues from contract with cutomer, percentage	6.00%	23.00%